POST-EMPLOYMENT BENEFITS - Contributions to Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits [Abstract]
Employer contribution	$ 150	$ 179
Employee contribution	34	36
Total contribution	$ 184	$ 215